Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Archer Balanced Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%	8.00%		8.58%
Archer Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	1.55%		2.20%
Archer Stock Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	20.66%	9.32%		12.16%
Archer Dividend Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	25.31%	10.61%		8.67%
Archer Focus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	6.82%	9.07%
Archer Multi Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%	10.37%	12.73%
Dow Jones Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.76%	5.93%		8.49%
Morningstar Moderate Bal [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%	5.84%		7.94%
Bloomberg Barclays Capital Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
B B G Barclays Intermediate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%	1.61%		2.61%
S&P 500 Index Stock
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.78%		15.37%
S P 400 Mid Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	8.04%		10.84%
Dow Jones US Large Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.51%	10.42%		11.31%
Morning Star Dividend [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	12.03%		7.71%
Dow Jones Industrial Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%	10.55%	11.97%
S P 500 Focus [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.78%	15.63%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.78%	15.63%
S P 600 Small Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.14%	6.87%	10.22%
S P 400 Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	8.04%	11.07%
Synthetic Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	20.57%	9.29%	12.50%